Consolidated statements of cash flows (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Loss	$ (6,136,865)	$ (4,880,277)	$ (5,761,091)
Items not affecting cash
Depreciation	452,303	227,456	242,778
Stock-based compensation (Note 10)	2,323,845	702,460	1,023,626
Deferred share units (Note 11)	36,727	33,101	12,426
Interest accrual	45,278	7,739	95,113
Investment tax credit written off (Note 18)	39,170		26,832
Fair value adjustment of derivative liability (Note 13)	(3,841,233)	(5,346,878)	(223,782)
Write-down on long lived assets (Note 4)	107,123		36,481
Financing expense (Note 9)		884,587
Unrealized foreign exchange (gain) loss	(145,724)	203,604	195,361
Change in non-cash operating assets & liabilities
Accounts receivable	605	(1,764)	3,808
Investment tax credits	57,094	869,406	675,461
Prepaid expenses and sundry assets	(10,206)	17,189	36,776
Accounts payable and accrued liabilities	(475,387)	203,743	(1,117,563)
Deferred revenue	(107,091)	98,186	(1,440,421)
Cash flows used in operating activities	(7,654,361)	(6,981,448)	(6,194,195)
Financing activities
Payments to related parties (Note 6)		(801,551)	(860,703)
Repayment of capital lease obligations	(44,364)	(22,452)	(36,317)
Deferred offering cost			(9,981)
Issuance of common shares on exercise of stock options (Note 10)		93,165
Proceeds from issuance of shares and warrants, gross	5,000,000	12,000,000
Proceeds from issuance of shares on exercise of warrants (Note 13)	187,500
Share issuance cost	(779,271)
Cash flows provided from (used in) financing activities	4,363,865	11,269,162	(907,001)
Purchase of property and equipment	(1,036,092)	(262,142)	(133,878)
Cash flows used in investing activities	(1,036,092)	(262,142)	(133,878)
Effect of foreign exchange gain on cash held in foreign currency	6,516	2,380	9,718
(Decrease) increase in cash and cash equivalents	(4,320,072)	4,027,952	(7,225,356)
Cash and cash equivalents, beginning of period	4,817,088	789,136	8,014,492
Cash and cash equivalents, end of period	497,016	4,817,088	789,136
Supplemental cash flow information
Interest paid (Note 6)	$ 39,173	$ 163,099	$ 104,943